Accrued Expenses and Other Current Liabilities (Details) - USD ($)		Mar. 31, 2017	Dec. 31, 2016
Payables and Accruals [Abstract]
Accrued compensation, benefits and related taxes		$ 2,812,176	$ 2,432,093
Financed insurance premiums		3,022,422	3,293,859
State and local taxes payable		319,868	319,597
Insurance reserves		1,173,705	971,351
Other		1,720,957	1,529,298
Total	[1]	$ 9,049,128	$ 8,546,198

[1]	Financial information has been recast to include the financial position and results attributable to Sturgeon Acquisitions LLC ("Sturgeon"). See Note 12.